Statements of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member] Murphy Canyon Acquisition Corp [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class B [Member] Murphy Canyon Acquisition Corp [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Murphy Canyon Acquisition Corp [Member]	Retained Earnings [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Murphy Canyon Acquisition Corp [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	Common Class A [Member] Murphy Canyon Acquisition Corp [Member]	Total	Murphy Canyon Acquisition Corp [Member]	Previously Reported [Member]
Beginning balance, value at Dec. 31, 2020								$ (2,220,000)					$ (144,000)			$ (2,364,000)
Beginning balance, shares at Dec. 31, 2020						1,000
Foreign currency translation adjustment													79,000			79,000
Net income (loss)								(3,657,000)								(3,657,000)		$ (3,657,000)
Ending balance, value at Dec. 31, 2021					$ 331			(5,877,000)	$ (4,381)	$ (5,877,000)		$ 24,669	(65,000)	$ (65,000)		(5,942,000)	$ 20,619	(5,942,000)
Ending balance, shares at Dec. 31, 2021					3,306,250	1,000
Beginning balance, value at Oct. 18, 2021
Beginning balance, shares at Oct. 18, 2021
Net income (loss)									(4,381)								(4,381)
Sale of Private Placement Units, net of offering costs	[1],[2]				$ 331							24,669					25,000
Sale of private placement units, net of offering costs	[1],[2]				3,306,250
Ending balance, value at Dec. 31, 2021					$ 331			(5,877,000)	(4,381)	(5,877,000)		24,669	(65,000)	(65,000)		(5,942,000)	20,619	(5,942,000)
Ending balance, shares at Dec. 31, 2021					3,306,250	1,000
Net income (loss)									(253,536)								(253,536)
Sale of Private Placement Units, net of offering costs			$ 75									7,520,275					7,520,350
Sale of private placement units, net of offering costs			754,000
Remeasurement of Class A common stock subject to possible redemption									(2,818,567)			(29,462,487)					(32,281,054)
Proceeds allocated to Public Warrants, net of offering costs												21,917,543					21,917,543
Ending balance, value at Mar. 31, 2022			$ 75		$ 331				(3,076,484)								(3,076,078)
Ending balance, shares at Mar. 31, 2022			754,000		3,306,250
Beginning balance, value at Dec. 31, 2021					$ 331			(5,877,000)	(4,381)	(5,877,000)		24,669	(65,000)	(65,000)		(5,942,000)	20,619	(5,942,000)
Beginning balance, shares at Dec. 31, 2021					3,306,250	1,000
Foreign currency translation adjustment													661,000			661,000
Net income (loss)								(860,000)								(860,000)	(371,075)
Ending balance, value at Jun. 30, 2022			$ 75		$ 331			(6,737,000)	(3,295,789)				596,000			(6,141,000)	(3,295,383)
Ending balance, shares at Jun. 30, 2022			754,000		3,306,250	1,000
Beginning balance, value at Dec. 31, 2021					$ 331			(5,877,000)	(4,381)	(5,877,000)		24,669	(65,000)	(65,000)		(5,942,000)	20,619	(5,942,000)
Beginning balance, shares at Dec. 31, 2021					3,306,250	1,000
Foreign currency translation adjustment														753,000		753,000		753,000
Net income (loss)									398,639	(4,887,000)						(4,887,000)	398,639	(4,887,000)
Sale of Private Placement Units, net of offering costs			$ 75									7,520,275					7,520,350
Sale of private placement units, net of offering costs			754,000			1,000
Proceeds allocated to Public Warrants, net of offering costs												21,917,543					21,917,543
Remeasurement of Class A common stock subject to possible redemption upon IPO									(2,818,567)			(29,462,487)					(32,281,054)
Remeasurement of Class A shares to redemption value									(1,876,183)								(1,876,183)
Ending balance, value at Dec. 31, 2022			$ 75		$ 331			(10,764,000)	(4,300,492)	(10,764,000)			675,000	688,000		(10,089,000)	(4,300,086)	(10,076,000)
Ending balance, shares at Dec. 31, 2022			754,000		3,306,250	2,000
Beginning balance, value at Mar. 31, 2022			$ 75		$ 331				(3,076,484)								(3,076,078)
Beginning balance, shares at Mar. 31, 2022			754,000		3,306,250
Net income (loss)									(117,539)								(117,539)
Remeasurement of Class A common stock subject to possible redemption									(101,766)								(101,766)
Ending balance, value at Jun. 30, 2022			$ 75		$ 331			(6,737,000)	(3,295,789)				596,000			(6,141,000)	(3,295,383)
Ending balance, shares at Jun. 30, 2022			754,000		3,306,250	1,000
Beginning balance, value at Dec. 31, 2022			$ 75		$ 331			(10,764,000)	(4,300,492)	(10,764,000)			675,000	688,000		(10,089,000)	(4,300,086)	(10,076,000)
Beginning balance, shares at Dec. 31, 2022			754,000		3,306,250	2,000
Net income (loss)									120,269								120,269
Remeasurement of Class A common stock subject to possible redemption									(158,900)								(158,900)
Accrued excise tax on January 24, 2023 redemptions									(1,140,683)								(1,140,683)
Remeasurement of Class A shares to redemption value																	(114,068,280)
Ending balance, value at Mar. 31, 2023			$ 75		$ 331				(5,479,806)								(5,479,400)
Ending balance, shares at Mar. 31, 2023			754,000		3,306,250
Beginning balance, value at Dec. 31, 2022			$ 75		$ 331			(10,764,000)	(4,300,492)	$ (10,764,000)			675,000	$ 688,000		(10,089,000)	(4,300,086)	$ (10,076,000)
Beginning balance, shares at Dec. 31, 2022			754,000		3,306,250	2,000
Foreign currency translation adjustment													(646,000)			(646,000)
Net income (loss)								(4,673,000)								(4,673,000)	(223,442)
Remeasurement of Class A shares to redemption value															$ (114,068,280)
Ending balance, value at Jun. 30, 2023			$ 75		$ 331			(15,437,000)	(6,070,611)				29,000			(15,408,000)	(6,070,205)
Ending balance, shares at Jun. 30, 2023			754,000		3,306,250	2,000
Beginning balance, value at Mar. 31, 2023			$ 75		$ 331				(5,479,806)								(5,479,400)
Beginning balance, shares at Mar. 31, 2023			754,000		3,306,250
Net income (loss)									(343,711)								(343,711)
Remeasurement of Class A common stock subject to possible redemption									(247,094)								(247,094)
Ending balance, value at Jun. 30, 2023			$ 75		$ 331			$ (15,437,000)	$ (6,070,611)				$ 29,000			$ (15,408,000)	$ (6,070,205)
Ending balance, shares at Jun. 30, 2023			754,000		3,306,250	2,000

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).